Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 33.6%
	CORPORATE BONDS 28.8%
	COMMUNICATION SERVICES 1.1%
$1,000,000	Time Warner Cable Inc	4.125%	02/15/21	$1,003,906
1,000,000	CBS Corp	3.500%	01/15/25	1,094,823
1,688,000	Netflix Inc	5.875%	11/15/28	2,014,130
2,000,000	Comcast Corp	4.250%	01/15/33	2,485,020
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,246,675
1,000,000	AT&T Inc	4.500%	05/15/35	1,180,646
				9,025,200
	CONSUMER DISCRETIONARY 3.2%
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,010,243
1,000,000	Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	1,033,458
500,000	Whirlpool Corp	4.700%	06/01/22	531,210
1,000,000	Block Financial LLC	5.500%	11/01/22	1,067,489
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,044,994
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,062,295
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	1,058,053
2,000,000	Coach Inc	4.250%	04/01/25	2,088,657
250,000	General Motors Co	4.000%	04/01/25	268,812
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,087,890
1,064,000	Block Financial LLC	5.250%	10/01/25	1,191,556
1,500,000	Ford Motor Co	4.346%	12/08/26	1,480,590
1,000,000	Darden Restaurants Inc	3.850%	05/01/27	1,058,883
2,245,000	Lear Corp	3.800%	09/15/27	2,369,353
1,000,000	General Motors Co	4.200%	10/01/27	1,071,716
1,000,000	AutoNation Inc	3.800%	11/15/27	1,093,412
923,000	Whirlpool Corp	4.750%	02/26/29	1,122,393
2,000,000	Hasbro Inc	3.900%	11/19/29	2,104,918
2,000,000	Advance Auto Parts Inc	3.900%	04/15/30	2,253,613
1,000,000	Mohawk Industries Inc	3.625%	05/15/30	1,095,470
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,176,333
750,000	Hasbro Inc	5.100%	05/15/44	781,286
				27,052,624
	CONSUMER STAPLES 1.3%
430,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	454,480
2,500,000	Land O’ Lakes Inc	7.250%	07/14/27	2,318,750
1,949,000	Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,212,115
2,500,000	Land O’ Lakes Inc	7.000%	12/18/28	2,168,750
250,000	Smithfield Foods Inc (g)	3.000%	10/15/30	250,540
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,208,020
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	1,094,333
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	1,054,840
				10,761,828
	CONSUMER, NON-CYCLICAL 0.1%
1,000,000	Wildlife Conservation Society	3.414%	08/01/50	976,379
				976,379
	ENERGY 0.5%
1,170,000	ONEOK Inc	4.250%	02/01/22	1,211,049
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	143,745
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,529,004
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,097,945
500,000	Murphy Oil Corp (f)	5.875%	12/01/42	392,500
				4,374,243

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 11.9%
$1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	$1,022,163
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,034,676
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	520,026
3,000,000	Primerica Inc	4.750%	07/15/22	3,199,561
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	3,029,889
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,100,497
1,000,000	Standard Chartered PLC (b)(g)	3.950%	01/11/23	1,038,557
500,000	First American Financial Corp	4.300%	02/01/23	532,125
1,473,000	Assurant Inc	4.000%	03/15/23	1,552,594
2,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	2,192,477
500,000	Assurant Inc	4.200%	09/27/23	535,202
500,000	CNA Financial Corp	7.250%	11/15/23	591,278
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	597,117
1,000,000	Moody’s Corp	4.875%	02/15/24	1,130,206
1,000,000	HSBC Holdings PLC (b)	4.250%	03/14/24	1,072,364
540,000	Wintrust Financial Corp	5.000%	06/13/24	567,292
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,540,421
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,415,562
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,651,131
500,000	Stifel Financial Corp	4.250%	07/18/24	560,796
1,000,000	Citigroup Inc	4.000%	08/05/24	1,100,376
3,000,000	Synchrony Financial	4.250%	08/15/24	3,259,948
1,800,000	Brown & Brown Inc	4.200%	09/15/24	1,986,317
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,270,317
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,733,509
4,000,000	Kemper Corp	4.350%	02/15/25	4,389,180
1,050,000	TCF National Bank	4.600%	02/27/25	1,100,064
1,000,000	BBVA USA	3.875%	04/10/25	1,072,952
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	314,149
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,304,106
3,000,000	American International Group Inc	3.750%	07/10/25	3,358,105
1,000,000	Synchrony Financial	4.500%	07/23/25	1,103,894
2,000,000	Janus Capital Group Inc (b)	4.875%	08/01/25	2,289,266
2,000,000	HSBC Holdings PLC (b)	4.250%	08/18/25	2,173,544
4,000,000	Capital One Financial Corp	4.200%	10/29/25	4,440,120
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,809,466
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,274,195
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,127,662
2,000,000	MSCI Inc (g)	4.750%	08/01/26	2,075,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,740,286
500,000	Morgan Stanley	4.350%	09/08/26	578,750
500,000	Raymond James Financial Inc	3.625%	09/15/26	574,572
1,000,000	Citigroup Inc	4.300%	11/20/26	1,146,008
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,161,917
4,000,000	Mercury General Corp	4.400%	03/15/27	4,332,218
450,000	Athene Holding Ltd (b)	4.125%	01/12/28	488,659
250,000	Provident Cos Inc	7.250%	03/15/28	321,091
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	2,346,730
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	611,386
1,000,000	Lazard Group LLC	4.375%	03/11/29	1,147,904
2,500,000	Wintrust Financial Corp	4.850%	06/06/29	2,698,786
2,300,000	Assurant Inc	3.700%	02/22/30	2,395,190
500,000	Park National Corp (f)	4.500%	09/01/30	507,130
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	563,158
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	559,969
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	564,950
538,000	Bank of America Corp	4.000%	08/15/34	605,155
3,000,000	Fulton Financial Corp (f)	3.750%	03/15/35	2,855,510
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	618,685
500,000	Principal Financial Group Inc	4.350%	05/15/43	600,556
2,500,000	M&T Bank Corp (f)	5.125%	12/29/49	2,587,500
				99,072,214

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 1.1%
$1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	$1,020,808
500,000	Wyeth LLC	6.450%	02/01/24	595,445
3,000,000	AbbVie Inc (g)	3.800%	03/15/25	3,326,528
400,000	Bristol-Myers Squibb Co	3.875%	08/15/25	456,066
1,000,000	Cigna Corp	4.500%	02/25/26	1,168,205
1,400,000	CVS Health Corp	4.780%	03/25/38	1,705,743
1,000,000	UnitedHealth Group Inc	3.500%	08/15/39	1,148,820
				9,421,615
	INDUSTRIALS 2.6%
500,000	IDEX Corp	4.200%	12/15/21	517,675
500,000	GATX Corp	4.750%	06/15/22	525,506
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	537,337
1,000,000	GATX Corp	3.900%	03/30/23	1,053,884
1,000,000	Flowserve Corp	4.000%	11/15/23	1,049,676
2,350,000	Tennant Co	5.625%	05/01/25	2,438,830
1,500,000	Hillenbrand Inc (f)	2.500%	09/15/26	1,627,500
500,000	Toro Co/The	7.800%	06/15/27	637,816
2,000,000	Kennametal Inc	4.625%	06/15/28	2,232,936
500,000	Fluor Corp	4.250%	09/15/28	426,875
3,000,000	Steelcase Inc	5.125%	01/18/29	3,352,160
1,000,000	Oshkosh Corp	3.100%	03/01/30	1,059,133
2,000,000	GATX Corp	4.000%	06/30/30	2,303,868
2,000,000	Eaton Corp	4.000%	11/02/32	2,416,198
1,000,000	FedEx Corp	4.100%	04/15/43	1,128,532
				21,307,926
	INFORMATION TECHNOLOGY 3.8%
124,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	126,931
1,500,000	Symantec Corp	3.950%	06/15/22	1,528,125
500,000	Western Union Co/The	4.250%	06/09/23	539,839
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,192,651
700,000	DXC Technology Co	4.250%	04/15/24	756,425
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,120,977
1,000,000	Juniper Networks Inc	4.350%	06/15/25	1,126,170
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,288,394
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,761,269
1,000,000	DXC Technology Co	4.750%	04/15/27	1,114,380
2,500,000	Motorola Solutions Inc	4.600%	02/23/28	2,918,935
1,500,000	Trimble Inc	4.900%	06/15/28	1,770,079
1,000,000	Fiserv Inc	4.200%	10/01/28	1,187,614
1,500,000	Broadcom Inc	4.750%	04/15/29	1,747,584
1,000,000	Juniper Networks Inc	3.750%	08/15/29	1,148,065
1,000,000	Dell International LLC / EMC Corp (g)	5.300%	10/01/29	1,146,899
3,000,000	Intel Corp	4.000%	12/15/32	3,720,751
2,000,000	Leidos Inc	5.500%	07/01/33	2,315,000
1,500,000	Western Union Co/The	6.200%	11/17/36	1,807,565
1,000,000	Motorola Solutions Inc	5.500%	09/01/44	1,162,303
				31,479,956
	MATERIALS 2.5%
175,000	Mosaic Co/The	3.750%	11/15/21	179,560
1,000,000	Domtar Corp	4.400%	04/01/22	1,027,970
750,000	RPM International Inc	3.450%	11/15/22	777,223
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,170,705
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	1,074,780
756,000	Eastman Chemical Co	3.800%	03/15/25	834,386
865,000	Union Carbide Corp	7.500%	06/01/25	1,055,666
2,000,000	DowDuPont Inc	4.493%	11/15/25	2,305,320
200,000	Worthington Industries Inc	4.550%	04/15/26	225,929
1,500,000	Cabot Corp	3.400%	09/15/26	1,574,063
782,000	HB Fuller Co	4.000%	02/15/27	774,180
3,000,000	Cabot Corp	4.000%	07/01/29	3,184,773
1,175,000	Albemarle Wodgina Pty Ltd (b)	3.450%	11/15/29	1,192,387
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,460,618
1,000,000	Alcoa Inc	5.950%	02/01/37	1,070,790
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,353,043
325,000	Albemarle Corp	5.450%	12/01/44	356,819
				20,618,212

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	REAL ESTATE 0.2%
$1,000,000	CBRE Services Inc	5.250%	03/15/25	$1,146,663
350,000	CBRE Services Inc	4.875%	03/01/26	409,771
				1,556,434
	UTILITIES 0.5%
75,000	National Fuel Gas Co	3.750%	03/01/23	77,830
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,162,306
250,000	Jersey Central Power & Light Co (g)	4.300%	01/15/26	285,804
2,000,000	National Fuel Gas Co	3.950%	09/15/27	2,050,097
1,000,000	National Fuel Gas Co	4.750%	09/01/28	1,050,321
				4,626,358

	TOTAL CORPORATE BONDS			240,272,989

	ASSET BACKED SECURITIES 1.9%
292,408	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	263,167
250,317	Air Canada 2013-1 Class B Pass Through Trust (b)(g)	5.375%	11/15/22	227,730
195,018	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	191,539
272,512	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	245,600
142,678	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	138,397
139,735	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	139,647
396,156	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	02/10/24	368,425
40,147	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	36,534
343,960	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	222,249
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	910,000
427,347	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	384,612
999,235	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	904,307
579,790	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	405,853
230,881	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	195,094
2,433,355	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	1,581,681
819,186	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	704,125
1,716,715	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,405,651
1,254,586	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,185,584
842,765	American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	581,508
737,945	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	704,738
779,041	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	529,748
616,761	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	502,660
619,563	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	606,367
499,080	United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	459,154
1,364,559	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,109,802
349,856	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	286,007
151,077	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	143,523
492,576	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	394,060
98,852	Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	88,489
887,815	British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	03/20/33	709,202
				15,625,453
	MUNICIPAL BONDS 1.6%
650,000	Glendale Community College District/CA	2.113%	08/01/31	679,159
500,000	Socorro Independent School District	2.125%	08/15/31	527,145
500,000	Redondo Beach Unified School District	2.040%	08/01/34	507,055
400,000	County of Hennepin MN	4.800%	12/01/35	546,812
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	513,580
305,000	State of California	4.600%	04/01/38	363,261
1,000,000	Crowley Independent School District	3.010%	08/01/38	1,079,970
500,000	Idaho Bond Bank Authority	2.354%	09/15/38	499,555
850,000	Worthington Independent School District No 518	3.300%	02/01/39	896,002
750,000	Allen Independent School District	3.148%	02/15/39	802,328
610,000	Rockwall Independent School District	3.091%	02/15/39	669,963
1,000,000	Pierce County School District No 10 Tacoma	2.357%	12/01/39	1,024,430
945,000	City of Minnetonka MN	3.050%	02/01/40	970,685
505,000	Village of Ashwaubenon WI	2.970%	06/01/40	524,655
300,000	Desert Community College District	2.457%	08/01/40	299,862
800,000	Utah Transit Authority	3.443%	12/15/42	842,744
500,000	BAC Capital Trust XIV (f)	4.00%	03/15/43	494,122
600,000	San Diego Community College District	3.336%	08/01/43	647,490
1,000,000	Michigan State University	4.496%	08/15/48	1,153,730
				13,042,548

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	U.S. GOVERNMENT OBLIGATIONS 1.3%
$7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	$8,179,609
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	2,741,016
				10,920,625

	TOTAL FIXED INCOME SECURITIES			$279,861,615
	(cost $261,516,668)

Shares	Security Description			Fair Value
	COMMON STOCKS 64.4%
	COMMUNICATION SERVICES 4.9%
20,000	Alphabet Inc (a)			$29,392,000
88,000	Walt Disney Co/The			10,919,040
				40,311,040
	CONSUMER DISCRETIONARY 2.0%
38,000	Home Depot Inc/The			10,552,980
36,000	Target Corp			5,667,120
				16,220,100
	CONSUMER STAPLES 3.6%
68,000	General Mills Inc			4,194,240
50,000	Hershey Co/The			7,167,000
255,000	Hormel Foods Corp			12,466,950
95,000	Sysco Corp			5,910,900
				29,739,090
	ENERGY 0.6%
74,000	Chevron Corp			5,328,000

	FINANCIALS 8.1%
133,000	American Express Co			13,333,250
48,000	Great Western Bancorp Inc			597,600
140,000	JPMorgan Chase & Co			13,477,800
339,000	Principal Financial Group Inc			13,651,530
591,000	US Bancorp/MN			21,187,350
231,000	Wells Fargo & Co			5,430,810
				67,678,340
	HEALTH CARE 15.1%
143,000	Abbott Laboratories			15,562,690
62,000	Baxter International Inc			4,986,040
29,000	Bio-Techne Corp			7,184,170
215,000	Elanco Animal Health Inc (a)			6,004,950
94,000	Eli Lilly & Co			13,913,880
113,000	Johnson & Johnson			16,823,440
192,000	Medtronic PLC (e)			19,952,640
196,000	Pfizer Inc			7,193,200
352,000	Roche Holding AG (d)			15,069,120
60,000	UnitedHealth Group Inc			18,706,200
				125,396,330
	INDUSTRIALS 13.5%
96,000	3M Co			15,377,280
84,000	CH Robinson Worldwide Inc			8,583,960
197,000	Donaldson Co Inc			9,144,740
234,000	Fastenal Co			10,551,060
268,000	Graco Inc			16,441,800
97,000	Honeywell International Inc			15,967,170
225,000	nVent Electric PLC (e)			3,980,250
24,000	Rockwell Automation Inc			5,296,320
59,000	Tennant Co			3,561,240
195,000	Toro Co/The			16,370,250
42,000	United Parcel Service Inc, Class B			6,998,460
				112,272,530

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Par Value		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 10.7%
166,000		Corning Inc	$5,380,060
105,000		Fiserv Inc (a)	10,820,250
30,000		Littelfuse Inc	5,320,200
131,000		Microsoft Corp	27,553,230
71,000		Motorola Solutions Inc	11,133,510
100,000		QUALCOMM Inc	11,768,000
18,000		Texas Instruments Inc	2,570,220
72,000		Visa Inc	14,397,840
			88,943,310
		MATERIALS 4.8%
95,000		Ecolab Inc	18,984,800
188,000		HB Fuller Co	8,606,640
18,000		Sherwin-Williams Co/The	12,541,320
			40,132,760
		REAL ESTATE 0.6%
43,000		CoreSite Realty Corp	5,111,840

		UTILITIES 0.5%
65,000		Xcel Energy Inc	4,485,650

		TOTAL COMMON STOCKS	$535,618,990
		(cost $316,763,197)

		SHORT-TERM INVESTMENTS 1.8%
15,371,455		First American Government Obligations Fund, Class X, 0.066% (c)	$15,371,455
		(cost $15,371,455)

		TOTAL INVESTMENTS 99.8%	$830,852,060
		(cost $593,651,320)

		OTHER ASSETS AND LIABILITIES (NET) 0.2%	2,063,321

		TOTAL NET ASSETS 100.0%	$832,915,381

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2020, these securities represented $9,191,709 or 1.1% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2020.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under the Fund’s liquidity risk management program.  As of September 30, 2020, these securities represented $24,038,584 or 2.9% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2020

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2020:

Balanced Fund
Level 1*	$550,990,445
Level 2**	279,861,615
Level 3	-
Total	$830,852,060

*   All Level 1 investments are equity securities (common stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended September 30, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:
Balanced Fund
Cost of investments	$651,015,496
Gross unrealized appreciation	$279,593,972
Gross unrealized depreciation	(6,235,880)
Net unrealized appreciation	$273,358,092
Undistributed ordinary income	$121,273
Undistributed long-term capital gains	4,059,943
Total distributable earnings	$4,181,216
Other accumulated earnings	-
Total accumulated earnings	$277,539,308